REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 1,998	$ 1,876	$ 1,732
Oil And Gas Segment [Member]
IfrsStatementLineItems [Line Items]
Revenue	740	623	563
Oil And Gas Segment [Member] | Gas Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	463	485	432
Oil And Gas Segment [Member] | Oil Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	267	127	121
Oil And Gas Segment [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	10	11	10
Generation [Member]
IfrsStatementLineItems [Line Items]
Revenue	791	672	648
Generation [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	9	8	2
Generation [Member] | Energy Sales In Spot Market [Member]
IfrsStatementLineItems [Line Items]
Revenue	281	206	196
Generation [Member] | Energy Sales By Supply Contracts [Member]
IfrsStatementLineItems [Line Items]
Revenue	380	356	363
Generation [Member] | Fuel Supply [Member]
IfrsStatementLineItems [Line Items]
Revenue	121	102	87
Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Revenue	443	516	507
Petrochemicals [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	1	2	2
Petrochemicals [Member] | Products From Catalytic Reforming Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	251	277	217
Petrochemicals [Member] | Styrene Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	59	71	79
Petrochemicals [Member] | Synthetic Rubber Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	69	83	78
Petrochemicals [Member] | Polystyrene Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	63	83	131
Holding, Transportation And Others [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue		40
Holding, Transportation And Others [Member] | Technical Assistance And Administration Services Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	24	25	14
Holding Transportation And Others [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 24	$ 65	$ 14